INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS

18.	INTANGIBLE ASSETS

	2021			2020
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(5)	10	13	(4)	9
Onerous concession	13	(8)	5	19	(13)	6
Assets of concession	21,476	(9,669)	11,807	20,781	(9,107)	11,674
Assets of concession - GSF	1,032	(66)	966	—	—	—
Others	78	(74)	4	78	(70)	8
	22,614	(9,822)	12,792	20,891	(9,194)	11,697
In progress	161	—	161	113	—	113
Net intangible assets	22,775	(9,822)	12,953	21,004	(9,194)	11,810

Changes in Intangible assets are as follow:

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	—	—	(1)	2	10
Onerous concession	6	—	—	(1)	—	5
Assets of concession	11,674	—	(23)	(757)	913	11,807
Assets of concession - GSF	—	1,032	—	(66)	—	966
Others	8	—	—	(4)	—	4
	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	—	—	(3)	161
Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)	The transfers were made between concession contract assets to Intangible assets: R$902.

	2019	Additions	Disposals (1)	Amortization	Transfers (2)	2020
In service
Useful life defined
Temporary easements	8	—	—	—	1	9
Onerous concession	7	—	—	(1)	—	6
Assets of concession	11,517	—	(24)	(738)	919	11,674
Others	10	—	—	(5)	3	8
	11,542	—	(24)	(744)	923	11,697
In progress	82	41	—	—	(10)	113
Net intangible assets	11,624	41	(24)	(744)	913	11,810

(1)      This includes the impairment reversal, in the amount of R$14, recognized in the Income Statement under “Other expenses”, as a result of the test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, on December 31, 2020. More information is available on this note.

(2)      The transfers were made between Intangible assets, concession contract assets, financial assets and property, plant and equipment are as follows: (1) R$906 from concession contract assets to intangible assets; (2) R$2 from property, plant and equipment to intangible assets; and (3) R$5 from concession financial asset to intangible assets.

	2018	Additions	Disposals (1)	Amortization	Transfers (2)	2019
In service
Useful life defined
Temporary easements	9	—	—	(1)	—	8
Onerous concession	7	—	—	—	—	7
Assets of concession	10,680	891	(41)	(698)	685	11,517
Others	18	7	—	(5)	(10)	10
	10,714	898	(41)	(704)	675	11,542
In progress	63	36	—	—	(17)	82
Net intangible assets	10,777	934	(41)	(704)	658	11,624

(1)	This includes the impairment, in the amount of R$22 recognized in the Income Statement under “Other expenses”. The test of impairment of intangible assets, relating to the authorization for wind power generation granted to Volta do Rio, recognized in 2018 as part of the its business combination, arises from non-achievement of the operational performance expected in 2019 for the wind generation assets of the subsidiary. The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.
(2)	The transfers were made between Intangible assets, concession contract assets and property, plant and equipment are as follows: (1) R$685 from concession contract assets to intangible assets; (2) (R$4) from intangible assets to property, plant and equipment and; and (3) (R$23) from intangible assets to concession financial assets.

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 15.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable – below 69 KV	6.67	Software	20.00
System cable – below 69 KV	3.57	Vehicles	14.29
Structure – Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker – up to 69 kV	3.03
Capacitor bank – up to 69 kV	6.67
Voltage regulator – up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 a 20.00	Furniture	10.00

The annual average amortization rate is 3.94%. The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.44%	8.81%	3.33%	3.83%	15.82%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

The rights of authorization of the gas distribution concession, granted to Gasmig, valued at R$396 (R$412 on December 31, 2020), and to generate wind power granted to the subsidiary Parajuru and Volta do Rio, in the total amount of R$116 (R$128 on December 31, 2020) are classified in the consolidated statement of financial position under intangibles assets and are amortized by the straight-line method, for the period of the concessions.

The Value in Use of the assets was calculated based on the projection of future expected cash flows for the operation of the assets of the subsidiary, brought to present value by the weighted average cost of capital defined for the company’s activity, using the Firm Cash Flow (FCFF) methodology.

Renegotiation of hydrological risk – the Generation Scaling Factor (GSF)

On September 9, 2020, the Law 14,052 was passed aiming to compensate holders of hydroelectric plants for the costs incurred due to the GSF, under the Energy Reallocation Mechanism (MRE) for the period from 2012 to 2017, during which there was hydrological crisis The aim of this new law is to compensate the holders of hydroelectric plants participating in the MRE for , and the following non-hydrological risks were incurred by the hydroelectric plants holders:

(i)	generation ventures classified as structural, related to bringing forward of physical guarantee of the plants;
(ii)	the restrictions on start of operation of the transmission facilities necessary for outflow of the generation output of structural projects; and
(iii)	generation outside the merit order system, and importation.

This compensation in the form of an extension of the term of the concession or authorization to operate, limited to 7 years, calculated on the basis of the parameters applied by Aneel.

On December 1, 2020, Aneel issued its Normative Resolution 895, which established the methodology for calculation of the compensation, and the procedures for renegotiation of hydrological risk. To be eligible for the compensations under Law 14,052, the holders of hydroelectric plants participating in the MRE are required to:

(i)	cease any legal actions which claimed exemption from or mitigation of hydrological risks related to the MRE;
(ii)	relinquishing any claims and/or further legal actions in relation to exemptions from or mitigation of hydrological risks related to the MRE; and
(iii)	not to have renegotiated hydrological risk under Law 13,203/2015.

On June 11, 2021, the Board of Directors authorized withdrawal of any legal proceedings based on the MRE, and the signing of the Term of Acceptance of Law 14,052/2020 provisions, for the plants within the concession contracts of Cemig GT and subsidiaries. With the approval by the Board of Directors, the Company recognized, on the second quarter of 2021, an intangible asset relating to the right to the extension of concessions, with counterpart in “Operational costs – Renegotiation of Hydrological risk (Law 14,052/20)”, in the amount of R$910.

On August 03, 2021, Aneel ratified, through the Resolution nº. 2,919/2021, the terms of concession extension of hydroelectric plants participating in the MRE, including all of the Company’s plants qualified for the renegotiation, except for Queimado and Irapé, which renegotiate the hydrological risk through the Resolution nº. 684/2015 and were not covered by the Resolution nº. 2,919/2021. The values ratified are aligned with the Company estimations, based on the Resolution Aneel nº. 895/2020.

On September 14, 2021 Aneel ratified the grant extension of the hydroelectric plants participating in the MRE, through Resolution (ReH) 2,932/2021, including Irapé and Queimado, for which the extensions were under discussion with the Grantor, and, therefore, were not included in ReH 2,919/2021. Thus, in the third quarter of 2021, there was a recognition of an increase of R$122 in Intangible assets, due to the concessions extension of those plants. As a result, the total of Intangible assets was increased to R$1,032, which is recognized as a decrease in Operational costs, as Renegotiation of hydrological risk – Law 14,052/20.

The fair values of the concessions extension rights have been estimated individually, as shown in the table below, using the revenue approach, under which future values are converted into a single present value, discounted by the rate of profitability approved by Management for the energy generation activity, reflecting present market expectations in relation to the future amounts. The useful life of items that are components of Intangible assets has been adjusted for the new remaining concession period, that is the result of addition, to the original concession period, of the new concession extension granted.

Power Plant	Intangible assets – Right to extension of concession	End of concession	Extension in years	New end of concession
Cemig Geração Camargos	9	01/05/2046	7	01/03/2053
Cemig Geração Itutinga	8	01/05/2046	7	01/03/2053
Cemig Geração Leste	—
Dona Rita	—	07/03/2046	4	07/19/2050
Ervalia	—	07/03/2046	0.8	04/19/2047
Neblina	—	07/03/2046	0.8	04/19/2047
Peti	—	01/05/2046	7	01/03/2053
Sinceridade	—	07/03/2046	0.7	03/12/2047
Tronqueiras	—	01/05/2046	1	12/26/2046
Cemig Geração Oeste	—
Cajuru (Cemig)	—	01/05/2046	7	01/03/2053
Cemig Geração Salto Grande	40	01/05/2046	7	01/03/2053
Cemig Geração Sul	2
Coronel Domiciano	—	07/03/2046	0.8	04/11/2047
Joasal	1	01/05/2046	7	01/03/2053
Marmelos	—	01/05/2046	7	01/03/2053
Paciencia	—	01/05/2046	7	01/03/2053
Piau	1	01/05/2046	7	01/03/2053
Cemig Geração Três Marias	116	01/05/2046	7	01/03/2053
Cemig Poço Fundo	1	05/29/2045	7	05/27/2052
Cemig PCH (Pai Joaquim)	—	04/04/2032	0.4	09/14/2032
Horizontes	—
Machado Mineiro	—	07/08/2025	1.9	05/21/2027
Rosal	9	05/08/2032	3.6	12/13/2035
Sá Carvalho	39	12/01/2024	1.7	08/27/2026
Total	226
Nova Ponte	255	07/23/2025	2.1	08/11/2027
Irapé	105	02/28/2035	2.6	09/18/2037
Queimado	19	12/18/2032	1.8	06/26//2034
Sao Bernardo (Cemig)	1	08/19/2025	1.9	06/27/2027
Emborcação	426	07/23/2025	1.8	05/26/2027
Total Cemig GT	806
Total (R$)	1,032

The Resolution nº. 2,919/2021 ratified the amount of the right to compensation for the São Simão, Jaguara, Miranda and Volta Grande generation plants, which had been owned by Cemig GT during the period stipulated in the Law 14,052/20, but does not specify how this compensation will happen in the event of absence of debts with the Federal Government related to the regime of concessions determined in that Law. The amounts calculated are:

 Schedule of power plant offer for tender

Cemig Geração - Plant re-offered for tender	Amount
São Simão	783
Miranda	145
Jaguara	237
Volta Grande	157
Total	1,322

Considering that there is no legal provision relating to how to settled the compensation of these non-hydrological risks will happen and such compensation depends on the occurrence of uncertain future events, which are not totally under its control, these contingent assets have not been recognized.